Company Information (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Company Information
Common stock, par value per share	$ 0.001	$ 0.001		$ 0.001
Accumulated deficit	$ 95,347	$ 79,176		$ 52,422
Cash and cash equivalents	1,222	$ 117	$ 357	$ 351
New NKGen
Company Information
Exchange ratio, Amount considered for numerator	$ 145,000
NKGen Biotech, Inc.
Company Information
Common stock, par value per share	$ 0.0001
NKGen Biotech, Inc. | New NKGen
Company Information
Share price	$ 10.00